FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financial assets	$603	$680	$-	$1,283

Liabilities:
Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$427	$-	$-	$427
Corporate bonds	-	237	-	237
Equity fund	226	-	-	226
Foreign currency derivative contracts	-	156	-	156

Total financial assets	$653	$393	$-	$1,046

Liabilities:
Contingent consideration	$-	$-	$1,942	$1,942

Total financials liabilities	$-	$-	$1,942	$1,942

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2011	2012

Opening balance	$480	$1,046
Increase in contingent consideration	750	1,192
Decrease in contingent consideration due to settlement	(225)	(315)
Amortization of interest	41	19

Closing balance	$1,046	$1,942